Note 3 - Reverse Merger (Details Textual) - USD ($)		12 Months Ended
	Oct. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Acquired in Reverse Merger				$ 19,017,000
Payments of Transaction Costs for Reverse Merger				$ 96,000
Assets Acquired from Tiger X [Member]
Cash Acquired in Reverse Merger	$ 19,000,000
Payments of Transaction Costs for Reverse Merger	$ 96,000